UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811- 02715

Exact name of registrant as specified in charter:	Delaware Group State Tax-Free Income Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2008

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Tax-Free Pennsylvania Fund

May 31, 2008

	Principal
	Amount	Value
Municipal Bonds – 98.35%
Corporate Revenue Bonds – 8.28%
Allegheny County Industrial Development Authority Environmental Improvement Revenue
(USX 2nd Project) 5.50% 12/1/29	$13,000,000	$12,601,810
Beaver County Industrial Development Authority Pollution Control Revenue
(Atlantic Richfield Project) 5.95% 7/1/21	5,100,000	5,109,078
Bucks County Industrial Development Authority Environmental Improvement Revenue (USX Project)
5.40% 11/1/17	2,250,000	2,336,985
Carbon County Industrial Development Authority Resource Recovery Revenue
(Panther Creek Partners Project) 6.65% 5/1/10 (AMT)	4,035,000	4,117,596
Dauphin County Industrial Development Authority Water Revenue (Dauphin Consolidated Water Supply Project)
Series B 6.70% 6/1/17	1,750,000	2,098,268
Delaware County Industrial Development Authority Water Facilities Revenue
(Philadelphia Suburban Water Project) 6.00% 6/1/29 (FGIC) (AMT)	3,000,000	3,034,290
Indiana County Industrial Development Authority Pollution Control Revenue (PSE&G Power Project)
5.85% 6/1/27 (AMT)	3,000,000	2,885,010
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue
(Proctor & Gamble Paper Project) 5.375% 3/1/31 (AMT)	11,000,000	11,479,380
		43,662,417
Education Revenue Bonds – 13.41%
Allegheny County Higher Education Building Authority Revenue
(Carnegie Mellon University Project) 5.25% 3/1/32	1,900,000	1,940,793
(Chatham College Project)
Series A 5.85% 3/1/22	620,000	631,197
Series A 5.95% 3/1/32	1,000,000	1,010,590
Series B 5.75% 11/15/35	4,000,000	4,012,320
Delaware County Authority College Revenue
(Eastern College Project) Series B
5.50% 10/1/19	4,175,000	4,185,563
5.50% 10/1/24	2,850,000	2,788,212
(Haverford College Project) 5.75% 11/15/29	1,875,000	1,977,094
Erie Higher Education Building Authority College Revenue (Mercyhurst College Project)
Series B 5.00% 3/15/23	750,000	720,015
Lehigh County General Purpose Authority Revenue (Desales University Project)
5.125% 12/15/23 (RADIAN)	5,000,000	5,027,000
Lycoming County Authority College Revenue (Pennsylvania College of Technology Project)
5.375% 7/1/30 (AMBAC)	5,000,000	5,124,250
Pennsylvania Economic Development Financing Authority School Revenue
(Germantown Friends School Project) 5.35% 8/15/31	2,820,000	2,855,024
Pennsylvania Higher Educational Facilities Revenue
(Drexel University Project) Series A
5.20% 5/1/29	1,500,000	1,516,440
5.20% 5/1/32	1,000,000	1,007,010
(Edinboro University Student Housing)
5.875% 7/1/38	3,500,000	3,505,075
6.00% 7/1/42	1,400,000	1,414,154
(Lafayette College Project) 6.00% 5/1/30	2,500,000	2,603,150
(Philadelphia University Project) 5.00% 6/1/35	1,665,000	1,505,343
(Thomas Jefferson University Project)
5.00% 1/1/29	1,610,000	1,621,737
Series B 4.125% 9/1/26 (AMBAC)	1,000,000	923,520
(Ursinus College) 5.125% 1/1/33 (RADIAN)	2,000,000	1,936,100
Pennsylvania State University 5.00% 8/15/18	3,000,000	3,291,120
Philadelphia Industrial Development Authority Revenue (First Philadelphia Charter) 5.75% 8/15/32	4,000,000	3,787,440
Philadelphia Redevelopment Authority Revenue (Beech Student Housing Complex Project) Series A
5.50% 7/1/35 (ACA)	1,500,000	1,272,210
5.625% 7/1/28 (ACA)	1,000,000	894,340
Swarthmore Borough Authority College Revenue (Swarthmore College Project) 5.00% 9/15/31	15,000,000	15,184,950
		70,734,647

Electric Revenue Bond – 0.41%
^Philadelphia Gas Works Revenue (Capital Appreciation) Series C 6.884% 1/1/12 (AMBAC)	2,500,000	2,153,275
		2,153,275
Escrowed to Maturity Bonds – 7.67%
Delaware County Authority Health Facilities Revenue (Mercy Health Corp. Project) 6.00% 12/15/26	3,500,000	3,776,255
Pennsylvania Higher Educational Facilities Authority College & University Revenue
(University of the Arts Project) 5.20% 3/15/25 (RADIAN)	4,490,000	4,860,066
Philadelphia Industrial Development Commercial Authority Revenue
(Girard Estates Facilities Leasing Project) 5.00% 5/15/27	4,500,000	4,504,095
Philadelphia Hospitals & Higher Education Facilities Authority Revenue
(Presbyterian Medical Center Project) 6.65% 12/1/19	13,000,000	15,646,929
Pittsburgh Water & Sewer Authority Revenue (Crossover Refunding Projects) 7.25% 9/1/14 (FGIC)	6,925,000	7,860,637
Southcentral General Authority Revenue (Wellspan Health Obligated Project) 5.625% 5/15/26	3,610,000	3,820,788
		40,468,770
Health Care Revenue Bonds – 14.02%
Allegheny County Hospital Development Authority Revenue
(University of Pittsburgh Medical Center) Series A
5.00% 9/1/16	3,000,000	3,148,650
5.00% 9/1/17	4,500,000	4,702,050
(Ohio Valley General Hospital Project) Series A 5.125% 4/1/35	1,750,000	1,542,643
Berks County Municipal Authority Revenue (Health Care Reading Hospital Pooled Financing Project)
5.00% 3/1/28	11,750,000	11,756,580
Chester County Health & Educational Facilities Authority Revenue (Jefferson Health Systems Project)
Series B 5.375% 5/15/27	14,270,000	14,352,480
Lancaster County Hospital Authority Revenue
(Brethren Village Project) Series A 6.50% 7/1/40	3,000,000	2,993,760
(Health Center-Willow Valley Retirement Project) 5.875% 6/1/31	2,100,000	2,130,786
Montgomery County Higher Education & Health Authority Revenue (Abington Memorial Hospital)
Series A 5.125% 6/1/32	6,500,000	6,411,665
Montgomery County Industrial Development Authority Revenue
(Acts Retirement Communities) Series A 4.50% 11/15/36	3,000,000	2,466,840
(Foulkeways at Gwynedd Project) Series A
5.00% 12/1/24	1,000,000	936,430
5.00% 12/1/30	1,500,000	1,351,110
Mount Lebanon Hospital Authority Revenue (St. Clair Memorial Hospital Project) Series A
5.625% 7/1/32	4,500,000	4,539,735
Pennsylvania Economic Development Financing Authority Revenue
(Dr. Gertrude A. Barber Center Project) 5.90% 12/1/30 (RADIAN)	2,250,000	2,286,090
Pennsylvania Higher Educational Facilities Authority Revenue (UPMC Health Systems Project)
Series A 6.00% 1/15/31	10,000,000	10,596,100
Philadelphia Hospitals & Higher Education Facilities Authority Revenue
(Temple University Health System) Series B 5.50% 7/1/30	5,000,000	4,742,750
		73,957,669
Housing Revenue Bonds – 2.02%
Allegheny County Residential Finance Authority Single Family Mortgage Revenue
Series II-2 5.90% 11/1/32 (GNMA) (AMT)	700,000	706,888
Series KK-2 5.40% 5/1/26 (GNMA) (AMT)	2,540,000	2,550,871
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue
Series 66A 5.65% 4/1/29 (AMT)	415,000	424,628
Series 94-A 5.15% 10/1/37 (AMT)	4,990,000	4,799,881
Philadelphia Industrial Development Authority Revenue (Germantown Senior Living
Presbyterian Homes Project) Series A 5.625% 7/1/35	2,295,000	2,162,831
		10,645,099
Lease Revenue Bonds – 3.85%
Allegheny County Industrial Development Authority Lease Revenue (Residential Resource Project)
5.10% 9/1/26	1,370,000	1,294,445
5.125% 9/1/31	1,515,000	1,387,907
Puerto Rico Public Buildings Authority Revenue (Government Facilities)
Series I 5.25% 7/1/33	15,500,000	15,435,054
Series M-2 5.50% 7/1/35 (AMBAC)	2,100,000	2,200,044
		20,317,450
Local General Obligation Bonds – 4.16%
Allegheny County Redevelopment Authority Tax Increment Revenue (Waterfront Project)
Series B 6.00% 12/15/10	400,000	418,928
Bucks County Industrial Development Authority Multifamily Housing County-Guaranteed Revenue
(New Hope Manor Project) Series A	1,265,000	1,286,695
5.40% 3/1/22 (AMT)
5.50% 3/1/41 (AMT)	5,340,000	5,371,987
Canon McMillan School District Series B 5.25% 12/1/34 (FGIC)	3,580,000	3,661,982
Greater Johnstown School District Series C 5.125% 8/1/25 (MBIA)	7,485,000	7,756,929

Lancaster County Series A 5.00% 11/1/27 (FGIC)	2,000,000	2,037,660
Seneca Valley School District 5.00% 7/1/14 (FSA)	500,000	547,375
Washington County Redevelopment Authority Revenue (Victory Centre Project-Tanger)
Series A 5.45% 7/1/35	1,000,000	869,810
		21,951,366
§Pre-Refunded Bonds – 20.71%
Allegheny County Redevelopment Authority Tax Increment Revenue (Waterfront Project)
Series B 6.40% 12/15/18-10	1,500,000	1,647,840
Erie Water Authority Revenue Series A 5.125% 12/1/25-11 (MBIA)	4,000,000	4,311,160
Lancaster County Hospital Authority Revenue (General Hospital Project) 5.50% 3/15/26-13	3,000,000	3,289,950
Lancaster Industrial Development Authority Revenue (Garden Spot Village Project) Series A
7.625% 5/1/31-10	1,650,000	1,827,887
McGuffey School District 5.125% 8/1/31-11 (FGIC)	2,000,000	2,146,620
Monroe County Hospital Authority Revenue (Pocono Medical Center Project) 6.00% 1/1/43-14	6,710,000	7,625,311
Montgomery County Higher Education & Health Authority Revenue (Catholic Health East)
Series C 5.50% 11/15/24-14	1,150,000	1,292,152
Norwin School District 6.00% 4/1/30-10 (FGIC)	2,000,000	2,131,660
Pennsylvania Higher Education Assistance Agency Capital Acquisition 5.875% 12/15/30-10 (MBIA)	7,385,000	8,004,306
Pennsylvania Higher Educational Facilities Authority College & University Revenue
(Philadelphia University Project) 6.00% 6/1/29-10 (RADIAN)	1,800,000	1,929,186
(Thomas Jefferson University Project) 5.00% 1/1/29-13	3,390,000	3,665,539
Pennsylvania State Public School Building Authority Revenue (Lehigh Career & Technical Institute Project)
5.125% 10/1/28-13 (FGIC)	2,800,000	3,055,332
5.25% 10/1/32-13 (FGIC)	2,140,000	2,347,088
Pennsylvania Turnpike Commission Series F 5.00% 7/15/41-11 (AMBAC)	1,600,000	1,721,040
Philadelphia Industrial Development Authority Lease Revenue Series B 5.25% 10/1/30-11 (FSA)	4,510,000	4,904,309
Philadelphia Hospitals & Higher Educational Facilities Authority Revenue
(Chestnut Hill College Project) 6.00% 10/1/29-09	4,360,000	4,652,164
Pittsburgh Water & Sewer Authority Revenue (1st Lien) 5.125% 12/1/31-12 (AMBAC)	10,000,000	10,812,400
Puerto Rico Commonwealth Highway & Transportation Authority Revenue
Series G 5.00% 7/1/33-13	1,970,000	2,153,072
Series G 5.00% 7/1/42-13	3,280,000	3,584,810
Series J 5.00% 7/1/34-13	3,550,000	3,916,218
Puerto Rico Public Buildings Authority Revenue (Government Facilities) Series I 5.25% 7/1/33-14	235,000	257,428
Southcentral General Authority Revenue (Welllspan Health Obligated Project) 5.625% 5/15/26-11	16,390,000	17,895,422
St. Mary Hospital Authority Health System Revenue (Catholic Health East Project) Series B
5.375% 11/15/34-14	9,750,000	10,884,900
West Cornwall Township Municipal Authority Revenue (Elizabethtown College Project)
6.00% 12/15/27-11	1,615,000	1,784,866
Westmoreland County Municipal Authority Service Revenue 5.25% 8/15/28-15 (FSA)	3,000,000	3,368,940
		109,209,600
State General Obligation Bonds – 2.08%
Commonwealth of Pennsylvania Series A 5.00% 8/1/16	5,000,000	5,529,800
Puerto Rico Commonwealth Public Improvement Series A
5.25% 7/1/15	3,250,000	3,355,560
5.50% 7/1/18	2,000,000	2,079,180
		10,964,540
Transportation Revenue Bonds – 8.88%
Allegheny County Airport Revenue (Pittsburgh International Airport Project) Series A
5.75% 1/1/14 (MBIA) (AMT)	6,910,000	7,384,924
Delaware River Port Authority (Pennsylvania & New Jersey Port District Project) Series B
5.70% 1/1/21 (FSA)	8,560,000	8,907,708
Erie Western Port Authority General Revenue 6.25% 6/15/10 (AMT)	845,000	864,824
Lehigh Northampton Airport Authority Revenue (Lehigh Valley Airport Project) Series A
6.00% 5/15/25 (MBIA) (AMT)	1,525,000	1,551,657
6.00% 5/15/30 (MBIA) (AMT)	2,700,000	2,738,637
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue
(Amtrak Project) Series A 6.375% 11/1/41	5,000,000	5,086,950
Pennsylvania Economic Development Financing Authority Revenue
(30th Street Station Garage Project) 5.875% 6/1/33 (ACA) (AMT)	4,500,000	4,362,525
Pennsylvania State Turnpike Commission Revenue
Series A 5.00% 12/1/34 (AMBAC)	8,000,000	8,182,560
Series R 5.00% 12/1/30 (AMBAC)	2,500,000	2,548,125
Philadelphia Industrial Development Authority Revenue (Sub-Air Cargo Project) Series A
7.50% 1/1/25	2,500,000	2,572,675
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Series G
5.00% 7/1/33	1,030,000	1,001,263
5.00% 7/1/42	1,720,000	1,652,008
		46,853,856

Water & Sewer Revenue Bonds – 12.86%
Philadelphia Water & Waste Revenue 5.25% 12/15/14 (AMBAC)	62,000,000	67,808,780
		67,808,780
Total Municipal Bonds (cost $497,001,448)		518,727,469
Short-Term Investments – 0.13%
•Variable Rate Demand Notes – 0.13%
Allegheny County Industrial Development Authority Revenue (Oakland Catholic High School Project)
1.62% 6/1/38	400,000	400,000
Northampton County Industrial Development Authority Revenue (First Mortgage-Kirkland Village)
1.59% 11/1/30	300,000	300,000
Total Short-Term Investments (cost $700,000)		700,000

Total Value of Securities – 98.48%
(cost $497,701,448)		519,427,469
Receivables and Other Assets Net of Liabilities (See Notes) – 1.52%		8,035,973
Net Assets Applicable to 67,076,873 Shares Outstanding – 100.00%		$527,463,442

^Zero coupon security. The rate shown is the yield at the time of purchase.
§Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 4 in “Notes.”
•Variable rate security. The rate shown is the rate as of May 31, 2008.

Summary of Abbreviations:
ACA – Insured by American Capital Access
AMBAC – Insured by the AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
FGIC – Insured by the Financial Guaranty Insurance Company
FSA – Insured by Financial Security Assurance
GNMA – Insured by Government National Mortgage Association
MBIA – Insured by the Municipal Bond Insurance Association
RADIAN – Insured by Radian Asset Assurance

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group State Tax-Free Income Trust - Delaware Tax-Free Pennsylvania Fund (Fund).

Security Valuation – Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Interest and Related Expenses – Interest and related expenses include, but are not limited to interest expense, remarketing fees, liquidity fees, and trustee’s fees from the Fund’s participation in inverse floater programs where the Fund has transferred its own bonds to a trust that issues floating rate securities and inverse floating rate securities with an aggregate principal amount equal to the principal of the transferred bond. In conveyance of the bond, the Fund receives the inverse floating rate securities and cash from the trust. As a result of certain rights retained by the Fund, the transfer of the bond is not considered a sale, but rather a form of financing for accounting purposes whereby cash received is recorded as a liability and interest expense is recorded based on the interest rate of the floating rate securities. Remarketing fees, liquidity fees, and trustees’ fee expenses are recorded on the accrual basis.

For the period ended May 31, 2008, the Fund had an average daily liability from the participation in inverse floater programs of $2,755,556 and recorded interest expense at an average rate of 4.22%. At May 31, 2008, the Fund no longer participates in the inverse floater program.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments
At May 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$497,701,448
Aggregate unrealized appreciation	24,872,733
Aggregate unrealized depreciation	(3,146,712)
Net unrealized appreciation	$21,726,021

For federal income tax purposes, at February 29, 2008, capital loss carryforwards of $10,140,218 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $8,323,306 expires in 2009, $1,161,652 expires in 2010, $316,507 expires in 2014 and $338,753 expires in 2016.

Effective March 1, 2008, the Fund adopted Financial Accounting Standards Board Statements of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets
Level 2 - inputs that are observable, directly or indirectly
Level 3 - inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of May 31, 2008:

Level	Securities	Derivatives
Level 1	$519,427,469	$-
Level 2	-	-
Level 3	-	-
Total	$519,427,469	$-

3. Inverse Floaters
The Fund may participate in inverse floater programs where it transfers its own bonds to a trust that issues floating rate securities and inverse floating rate securities (inverse floaters) with an aggregate principal amount equal to the principal of the transferred bonds. The inverse floaters received by the Fund are derivative tax-exempt obligations with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of the inverse floaters will generally be more volatile than other tax-exempt investments. The Fund typically uses inverse floaters to adjust the duration of its portfolio. Duration measures a portfolio's sensitivity to changes in interest rates. By holding inverse floaters with a different duration than the underlying bonds that the Fund transferred to the trust, the Fund seeks to adjust its portfolio's sensitivity to changes in interest rates. The Fund may also invest in inverse floaters to add additional income to the Fund or to adjust the Fund's exposure to a specific segment of the yield curve. Securities held in trust relating to inverse floater programs are identified on the Schedule of Investments. At May 31, 2008, the Fund no longer participates in the inverse floater program.

4. Credit and Market Risk
The Fund concentrates its investments in securities issued by Pennsylvania municipalities. The value of these investments may be adversely affected by new legislation within Pennsylvania, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At May 31, 2008, 38% of the Fund's net assets were insured by bond insurers. These securities have been identified in the schedule of investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding". Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor's Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: